Accounting Policies, by Policy (Policies)	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Initial Public Offering (“IPO”) and over-allotment option (“Over-allotment option”)

Initial Public Offering (“IPO”) and over-allotment option (“Over-allotment option”)

On June 30, 2025, the Company announced the closing of its IPO of 1,875,000 Class A ordinary shares, par value $0.00001 per share at an offering price of $5.00 per share for a total of $9,375,000 in gross proceeds, before deducting underwriting discounts, commissions and offering expenses. The ordinary shares of the Company began trading on the NASDAQ Stock Market in the United States on July 1, 2025 under the symbol “GRAN”.

On July 14, 2025, the Company announced the full exercise of the Over-allotment option by the underwriter of its IPO to purchase an additional 281,250 Class A Ordinary Shares of the Company at the public offering price of $5.00 per share and the closing of such issuance. As a result, the gross proceeds of the Company’s IPO and the exercise of the Over-allotment Option, totaled $10,781,250, before deducting underwriting discounts, commissions and offering expenses.

The Company raised total net proceeds of $8,621,139 from the IPO and the full exercise of the Over-allotment option, after deducting underwriting discounts, commissions and offering expenses. Such net proceeds have been recorded as an increase to additional paid-in capital for the six months ended September 30, 2025.

Principles of consolidation and basis of presentation

Principles of consolidation and basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The unaudited interim condensed consolidated financial statements do not include all the information and footnotes required by the US GAAP for complete financial statements. Certain information and note disclosures normally included in the annual consolidated financial statements prepared in accordance with the US GAAP have been condensed or omitted consistent with Article 10 of Regulation S-X. In the opinion of the Company’s management, the unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments, in normal recurring nature, as necessary for the fair statement of the Company’s consolidated financial position as of September 30, 2025, and results of operations and cash flows for the six months ended September 30, 2025 and 2024. The consolidated balance sheet as of March 31, 2025 has been derived from the audited consolidated financial statements at that date but does not include all the information and footnotes required by the US GAAP. Interim results of operations are not necessarily indicative of the results expected for the full fiscal year or for any future period. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the years ended March 31, 2025 and 2024, and related notes included in the Company’s audited consolidated financial statements.

The accompanying unaudited interim condensed consolidated financial statements include the accounts of the Company and its subsidiaries (collectively the “Company”). Management has eliminated all significant inter-company balances and transactions in preparing the accompanying unaudited interim condensed consolidated financial statements.

For the Company’s subsidiaries, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. For the Company’s consolidated subsidiaries, non-controlling interests are a minority shareholder’s 49% ownership interest in Grande Securities. Non-controlling interests are classified as a separate line item in the equity section of the Company’s unaudited interim condensed consolidated balance sheets and are separately disclosed in the Company’s unaudited interim condensed consolidated statements of operations to distinguish the interests from that of the Company, if any.

Management has prepared the accompanying unaudited interim condensed consolidated financial statements and these notes in accordance to the US GAAP. The Company maintains its general ledger and journals with the accrual method accounting.

Use of estimates

Use of estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with the US GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the unaudited interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates include revenue recognition and fair value of investment in equity security. Management makes these estimates using the best information available when the calculations are made; however, actual results could differ materially from those estimates.

Accounting for the impairment of long-lived assets

Accounting for the impairment of long-lived assets

The Company annually reviews its long-lived assets for impairment or whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Impairment may become obsolete from a difference in the industry, introduction of new technologies, or if the Company has inadequate working capital to utilize the long-lived assets to generate adequate profits. Impairment is present if the carrying amount of an asset is less than its expected future undiscounted cash flows.

If an asset is considered impaired, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the asset. Assets to be disposed of are reported lower the carrying amount or fair value fewer costs to selling. No impairment of long-lived assets was recognized for the six months ended September 30, 2025 and 2024.

General and administrative expenses	General and administrative expenses General and administrative expenses include employee benefit expense, depreciation and other office expenses.
Cash and cash equivalents

Cash and cash equivalents

The Company considers bank deposit and all highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents. Cash consists primarily of cash in accounts held at financial institutions.

Lease

Lease

ASC 842, Leases, generally requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use (“ROU”) assets on the unaudited interim condensed consolidated balance sheets and to provide disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its operating lease ROU asset to be comparable to the useful life of similarly owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU asset and liability do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component.

As of September 30, 2025 and March 31, 2025, there were $128,086 and $160,708 ROU assets and approximately $128,086 and $160,708 lease liabilities based on the present value of the future minimum rental payments of leases, respectively. The Company’s management believes that using the Hong Kong Dollar Prime Rate at 5.50% and 5.88% during the six months ended September 30, 2025 and 2024, respectively, was the most indicative rate of the Company’s incremental borrowing cost for the calculation of the present value of the lease payments.

The Company evaluates the impairment of its ROU asset consistently with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the assets from the expected undiscounted future pre-tax cash flows of the related operations. As of September 30, 2025 and March 31, 2025, the Company did not recognize any impairment loss against its ROU asset.

Commitments and contingencies

Commitments and contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The majority of these claims and proceedings related to or arise from commercial disputes. The Company first determine whether a loss from a claim is probable, and if it is reasonable to estimate the potential loss. The Company accrues costs associated with these matters when they become probable, and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. Also, the Company disclose a range of possible losses, if a loss from a claim is probable but the amount of loss cannot be reasonably estimated, which is in line with the applicable requirements of ASC 450, Contingencies. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate would have a material adverse impact on the Company’s unaudited interim condensed consolidated financial position, results of operations and cash flows.

Related parties

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Per ASC 850-10-50-5: “Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.”

Foreign currency

Foreign currency

The accompanying unaudited interim condensed consolidated financial statements are presented in United States dollar (“US Dollars” or “$”). The functional currency of the Company and all the other subsidiaries is $ or Hong Kong Dollar (“HK$”).

The unaudited interim condensed consolidated financial statements of the Company are translated from the functional currency into $. Assets and liabilities denominated in HK$ are translated into $ using the applicable exchange rates at the balance sheets date. Equity accounts other than earnings generated in current period are translated into $ at the appropriate historical rates. Revenues, expenses, gains and losses are translated into $ at the average rates of exchange for the period. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income/loss as a component of shareholders’ equity. The period/year-end and period/year-average exchange rates are as follows:

	September 30, 2025		March 31, 2025		September 30, 2024
	Period-end	Period-average	Year-end	Year-average	Period-end	Period-average
$: HK	$7.8000	7.8000	7.8000	7.8000	7.8000	7.8000

Foreign currency transaction gains and losses are a result of the effect of exchange rate changes on transactions denominated in currencies other than the functional currency of the respective subsidiary. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the unaudited interim condensed consolidated statements of operations.

Accounts receivables, net

Accounts receivable, net

Accounts receivable, net includes amounts billed under the contract terms. The amounts are stated at amortized cost less an allowance for expected credit loss as needed. The Company maintains an allowance for expected credit loss to provide for the estimated number of receivables that will not be collected. The Company assess the allowance by pooling receivables that have similar risk characteristics and evaluates receivables individually when specific receivables no longer share those risk characteristics. The Company considers several factors in its estimate of the allowance, including knowledge of a client’s financial condition, its historical collection experience, and other factors relevant to assessing the collectability of such receivables. Bad debts are written off against allowances.

Leasehold improvement and equipment, net

Leasehold improvement and equipment, net

Leasehold improvement and equipment are carried at cost less accumulated depreciation. Depreciation is provided over their estimated useful lives, using the straight-line method. The Company typically applies a salvage value of 0%. The estimated useful lives of leasehold improvement and equipment are as follows:

Leasehold improvement	the lesser of useful life or term of lease
Office equipment and others	4 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts, and any gain or loss are included in the Company’s results of operations. The costs of maintenance and repairs are recognized as incurred; significant renewals and betterments are capitalized.

Deferred IPO costs

Deferred IPO costs

Deferred IPO costs consist of costs incurred in connection with the Company’s planned IPO in the United States. These costs, together with the underwriting discounts and commissions, will be charged to additional paid-in capital upon completion of the planned IPO or charged to unaudited interim condensed consolidated statements of operations if the planned IPO is not completed.

Upon the completion of the IPO during the six months ended September 30, 2025, all deferred IPO costs, together with the underwriting discounts and commissions, were offset against the gross proceeds from the IPO and recorded as a reduction to additional paid-in capital.

As a result of the IPO completion, no deferred IPO costs remained on the Company’s unaudited interim condensed consolidated balance sheet as of September 30, 2025. Deferred offering costs amounted to $883,293 as of March 31, 2025.

Revenue recognition

Revenue recognition

Revenue from contracts with customers

The Company follows the rules and guidance set out under ASC 606, Revenue from Contracts with Customers, when recognizing revenue from contracts with customers. The core principle of ASC 606 requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when the Company satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

The Company identifies each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Company applies a practical expedient to expense costs as incurred for those suffered in order to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year, which need to be recognized as assets. The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

Grande Capital is a licensed corporation under the Hong Kong Securities and Futures Ordinance to carry out regulated activities Type 1 “Dealing in securities” and Type 6 “Advisory on corporate finance” under the Hong Kong Securities and Futures Ordinance. The Company’s principal revenue streams include:

IPO sponsorship services

The Company enters into an agreement with its customers for advising and guiding listing applicants throughout the IPO process with various services, such as coordinating the listing progress, conducting due diligence, performing all duties of a sponsor as required under the applicable rules and regulations and acting as the primary channel of communication with the regulators such as the Stock Exchange of Hong Kong (the “Hong Kong Exchange”) and the Securities and Futures Commission of Hong Kong concerning the listing, in return for a sponsor’s fee.

The Company charged a fixed fee payable by progress payment based on achievement of certain milestones as specified in the service agreements with an initial deposit of 42% in average.

The services carried out by the Company in its role as sponsor are usually highly interdependent and interrelated and therefore, in accordance with ASC 606-10-25-21 (c), these services also fail to satisfy the criterion in ASC 606-10-25-19 (b) of being distinct from one another within the context of the contract. Therefore, the Company accounts for all of the sponsorship services promised in the contract as a single performance obligation.

Following the fact pattern provided, the sponsorship services does not meet criterion ASC 606-10-25-27 (a) because the listing applicant does not simultaneously receive and consume the benefits provided by the sponsor’s performance during the IPO process. The listing applicant only receives the benefits when the sponsor completes all of its services and the shares are successfully listed on the Hong Kong Exchange or another outcome. Applying paragraph 3A.18 of the Main Board Listing Rules of Hong Kong, “for the avoidance of doubt, a replacement sponsor shall not be regarded as having satisfied any of the obligations of a sponsor by virtue of work performed by a predecessor sponsor”, thus the performance obligation does not meet the condition in ASC 606-10-55-6 to be considered satisfied over time because a replacement sponsor would need to substantially re-perform all of the work performed by the existing sponsor, including reperformance of the due diligence work and coordination with other professional parties. Even if some of the work done by other professional parties (such as lawyers and auditors) has been completed, this work is not part of the role of the sponsor. The sponsor will still need to coordinate with other professional parties and perform its own due diligence on the information provided by these parties.

The sponsorship services also do not meet criterion ASC 606-10-25-27 (b) because there is no asset controlled by the listing applicant during the period.

The agreements entered into prior to April 1, 2024 do not have a right to payment clause. The initial deposit normally only represents 24% in average of the total contract price and so it is not sufficient to cover the Company’s estimated costs incurred during the period before the achievement of the next milestone as specified in the service agreements. Consequently, the Company does not have an enforceable right to payment for its performance completed to date under these agreements and thus criterion ASC 606-10-25-27 (c) is not met.

As a result, the services fee income is recognized at the point in time when the Company completes its sponsorship services.

For an agreement entered into since April 1, 2024, it has a right to payment clause, meaning the Company has a contractual right to receive payment pro-rata to its performance completed to date. Also, the Company’s performance does not create an asset with an alternative use to the Company. Consequently, the Company has an enforceable right to payment for its performance completed to date under the agreement and thus criterion ASC 606-10-25-27 (c) is met.

As a result, the services fee income is recognized over time and the Company uses an input method based on project labor hours incurred to date compared to total estimated project labor hours to measure its progress toward complete satisfaction of the performance obligation. The input method is the most representative depiction of the Company’s performance because it directly measures the value of the services transferred to the customer.

The Company considers the milestone payments as variable consideration because the amount it expects to receive can vary depending on the achievement of the future milestones. The Company uses the most likely amount method to estimate the variable consideration in its contract applying ASC 606-10-32-8 because it is the method that the Company expects to better predict the amount of consideration to which it will be entitled. However, given that the milestone payments are significant and the successful submission of the listing application is largely not within the control of the Company and subject to significant uncertainty, the Company determines that the probable criterion in ASC 606-10-32-11 is not met for the milestone payment. Nevertheless, the agreement contains a right to payment clause which entitles the Company to an enforceable right to payment for its performance completed to date at all times throughout the duration of the contract even if the respective next milestones are not achieved. Therefore, the Company applies its judgement and estimates the transaction price at contract inception. At each reporting date, the Company considers any change in expected outcome and updates its estimation of the transaction price (including updating its estimate of variable consideration and whether that estimate is constrained) by applying ASC 606-10-32-14.

Referral services

Referral income generated by provision of referral services by acting as agent to a corporate customer. The Company refers clients to a corporate customer and earns referral income. The Company enters into a distinct referral agreement with the corporate customer for the provision of referral services. The referral service is distinct and is identified as one performance obligation. The transaction price is a variable consideration as the consideration is determined to be a fixed percentage of subscription amount in the transaction of fundraising activities. Revenue from providing referral services to corporate customers is recognized at a point in time when the transaction and the performance is completed, which is generally at the completion of fundraising activities.

General advisory services

The Company enters into an agreement with its customers for general advisory services mainly include (i) advisory works for companies listed on the Hong Kong Exchange as well as their shareholders, advising them on the terms and structures of proposed transactions, such as takeovers, and the relevant implications of the Hong Kong regulatory framework, which primarily included the Main Board Listing Rules of Hong Kong and Hong Kong Takeovers Codes, in relation to the transactions; and (ii) project coordination works for clients pursuing listing on other stock exchanges, such as the US exchanges.

The Company charged a fixed fee payable by progress payment based on achievement of certain milestones as specified in the service agreements with an initial deposit of 39% in average.

The services carried out by the Company can vary from project to project and generally involves a series of tasks which are usually highly interdependent and interrelated and are not separable or distinct as the Company’s customers cannot benefit from any standalone task and therefore, in accordance with ASC 606-10-25-21 (c) and ASC 606-10-25-19 (b), the Company generally accounts for all of the general advisory services promised in the contract as a single performance obligation.

Following the fact pattern provided, the general advisory services does not meet criterion ASC 606-10-25-27 (a) because the customer does not simultaneously receive and consume the benefits provided by the Company’s performance during the services period. The customer only receives the benefits when the Company completes all of its services.

The general advisory services also do not meet criterion ASC 606-10-25-27 (b) because there is no asset controlled by the customers during the period.

The agreements do not have a right to payment clause. The initial deposit normally only represents 39% in average of the total contract price and so it is not sufficient to cover the Company’s estimated costs incurred during the period before the next milestone instalments as specified in the service agreements. Consequently, the Company does not have an enforceable right to payment for its performance completed to date under these agreements and thus criterion ASC 606-10-25-27 (c) is not met.

As a result, the services fee income is recognized at the point in time when the Company completes its general advisory services.

Independent financial advisory services

The Company enters into an agreement with its customers for independent financial advisory services mainly include providing advice to the independent board committee and independent shareholders of companies listed on the Hong Kong Exchange rendering recommendation and opinions.

The Company charged a fixed fee payable by progress payment based on achievement of certain milestones as specified in the service agreements with an initial deposit of 21% in average.

The services carried out by the Company can vary from project to project and generally involves a series of tasks which are usually highly interdependent and interrelated and are not separable or distinct as the Company’s customers cannot benefit from any standalone task and therefore, in accordance with ASC 606-10-25-21 (c) and ASC 606-10-25-19 (b), the Company accounts for all of the independent financial advisory services promised in the contract as a single performance obligation.

Following the fact pattern provided, the independent financial advisory services does not meet criterion ASC 606-10-25-27 (a) because the customer does not simultaneously receive and consume the benefits provided by the Company’s performance during the services period. The customer only receives the benefits when the Company completes all of its services.

The independent financial advisory services also do not meet criterion ASC 606-10-25-27 (b) because there is no asset controlled by the customers during the period.

The agreements do not have a right to payment clause. The initial deposit normally only represents 21% in average of the total contract price and so it is not sufficient to cover the Company’s estimated costs incurred during the period before the next milestone instalments as specified in the service agreements. Consequently, the Company does not have an enforceable right to payment for its performance completed to date under these agreements and thus criterion ASC 606-10-25-27 (c) is not met.

As a result, the services fee income is recognized at the point in time when the Company completes its independent financial advisory services.

Compliance advisory services

The Company enters into an agreement with its customers for compliance advisory services mainly include advisory works to listed companies in Hong Kong in relation to post-listing compliance matters, in return for a monthly fee.

The services carried out by the Company can vary from project to project and generally involves a series of tasks which are usually highly interdependent and interrelated and are not separable or distinct as the Company’s customers cannot benefit from any standalone task and therefore, in accordance with ASC 606-10-25-21 (c) and ASC 606-10-25-19 (b), the Company accounts for all of the compliance advisory services promised in the contract as a single performance obligation.

Following the fact pattern provided, the compliance advisory services meet criterion ASC 606-10-25-27 (a) because the customer simultaneously receives and consumes the benefits provided by the Company’s performance during the services period, i.e. ongoing advisory services. Also, the Company concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the customers each month. That is, the benefit consumed by the customers is substantially similar each month, even though the exact volume of services may vary.

As a result, the Company recognizes revenues from compliance advisory services on a monthly basis when it satisfies its performance obligations throughout the contract terms.

Contract assets, net

Contract assets, net

Contract assets include unbilled amounts resulting from advisory services, as the Company’s right to payment is conditional on completion of defined project milestones. Payment is not due until each milestone is achieved, so a contract asset (unbilled revenue) is recorded until invoicing occurs. Contract assets are generally classified as current assets given the short-term nature of these engagements. Contract assets (unbilled revenue) related to general advisory services and compliance advisory services totaled $10,174 and 197,165 at September 30, 2025 and March 31, 2025, respectively. All contract assets are expected to be collected and are included within current assets in the accompanying unaudited interim condensed consolidated balance sheets.

Contract liabilities

Contract liabilities

The Company generally requires the customers to make initial deposits upon entering into the service contracts and progressive payments throughout the contract terms before the completion of services. Contract liabilities related to IPO sponsorship services, general advisory services, independent financial advisory services and compliance advisory services totaled $451,907 and $200,911 at September 30, 2025 and March 31, 2025, respectively.

Contract liabilities are recorded for any payments received on such yet to be completed performance obligations.

Expected credit loss

Expected credit loss

ASC 326, Financial Instruments—Credit Losses, requires entities to use a current lifetime expected credit loss methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures.

Retirement benefits

Retirement benefits

Retirement benefits in the form of mandatory government-sponsored defined contribution plans are charged to either expense as incurred. During the six months ended September 30, 2025 and 2024, the total amount charged to the unaudited interim condensed consolidated statements of operations in respect of the Company’s costs incurred in the plan was $19,848 and $18,203, respectively.

Income taxes

Income taxes

The Company recognizes deferred income tax assets or liabilities for expected future tax consequences of events recognized in the unaudited interim condensed consolidated financial statements or tax returns. Under this method, deferred income tax assets or liabilities are determined based upon the difference between the unaudited interim condensed consolidated financial statements and income tax bases of assets and liabilities using enacted tax rates expected to apply when the differences settle or become realized. Valuation allowances are provided when it is more likely than not that a deferred tax asset is not realizable or recoverable in the future.

The Company determines that the tax position is more likely than not to be sustained and records the largest amount of benefit that is more likely than not to be realized when the tax position is settled. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense.

Loss/income per share

Loss/income per share

The Company computes loss/income per share following ASC 260, Earnings per share. Basic loss/income per share is measured as the loss/income available to common shareholders divided by the weighted average common shares outstanding for the period, including Class A Ordinary Shares and Class B Ordinary Shares. Diluted loss/income per share presents the dilutive effect on a per-share basis from the potential conversion of convertible securities or the exercise of options and or warrants; the dilutive impacts of potentially convertible securities are calculated using the as-if method; the potentially dilutive effect of options or warranties are computed using the treasury stock method. Potentially anti-dilutive securities (i.e., those that increase income per share or decrease loss per share) are excluded from diluted loss/income per share calculation. There were no potentially dilutive securities that were in-the-money that were outstanding during the six months ended September 30, 2025 and 2024.

Segment reporting

Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the CODM has been identified as the Company’s chief executive officer. The CODM has determined that the Company operates as a single operating segment and uses consolidated net income as measures of profit or loss on a consolidated basis when making decisions regarding resource allocation and performance assessment. The Company’s key financial metrics used by the CODM help make key operating decisions, including allocation of budget between cost of revenue and general and administrative expenses.

Financial instruments

Financial instruments

The Company’s financial instruments include cash and cash equivalents, accounts receivable, contract assets, other current assets, accrued expenses and other current liabilities, contract liabilities, amounts due to a related party, and investment in equity security. The carrying amounts of cash and cash equivalents, accounts receivable, contract assets, other current assets, accrued expenses and other current liabilities, contract liabilities and amounts due to a related party approximate their fair values due to their short maturities.

ASC 820, Fair Value Measurement, requires disclosing the fair value of financial instruments held by the Company. ASC 825, Financial Instruments, defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the unaudited interim condensed consolidated balance sheets for cash and cash equivalents, accounts receivable, contract assets, other current assets, accrued expenses and other current liabilities, contract liabilities and amounts due to a related party, each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period between the origination of such instruments and their expected realization. The three levels of valuation hierarchy are defined as follows:

Level 1:	inputs to the valuation methodology used quoted prices for identical assets or liabilities in active markets.

Level 2:	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and information that are observable for the asset or liability, either directly or indirectly, for substantially the financial instrument’s full term.

Level 3:	inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company’s investment in equity security is accounted for in accordance with ASC 321, Investments—Equity Securities, and is measured at fair value on a recurring basis. Changes in the fair value of the investment, including unrealized gains and losses, are recognized in earnings within the unaudited interim condensed consolidated statements of operations in the period in which they occur. The fair value of the investment in equity security is based on quoted prices in active markets and is therefore classified within Level 1 of the fair value hierarchy.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging.

Investment in equity security

Investment in equity security

The Company invested through an external investment arrangement that provides the Company with beneficial ownership of equity interests in a publicly-traded company. The investment is measured at fair value based on the quoted market price of the underlying shares as of the reporting date.

Changes in the fair value of the investment are recognized in earnings within “Unrealized loss on equity security.” The Company does not have significant influence over the investee.

Recent accounting pronouncements

Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024; and early adoption is permitted. Adoption is either with a prospective method or a fully retrospective method of transition. The Company plans to adopt ASU 2023-09 for the year ending March 31, 2026. The Company is currently evaluating the effect the updated guidance will have on its disclosure.

In November 2024, the FASB issued ASU No. 2024-03, Expense Disaggregation Disclosures (“ASU 2024-03”). Additionally, in January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03. The standard provides guidance to expand disclosures related to the disaggregation of income statement expenses. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard on the unaudited interim condensed consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The ASU provides a practical expedient to assume that conditions as of the balance sheet date remain unchanged over the life of the asset when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. This guidance is effective for annual reporting periods beginning after December 15, 2025, and for interim periods within those annual reporting periods, with early adoption permitted. The amendments in ASU 2025-05 should be applied prospectively. The Company is currently evaluating the impact of adopting the standard on the unaudited interim condensed consolidated financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim condensed consolidated balance sheets, statements of operations and statements of cash flows.